Income Taxes - Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ (156,565)	$ (146,544)
Accelerated tax depreciation	118,782	100,420
Total	$ (37,783)	$ (46,124)